Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Detail) - PEN (S/)
S/ in Thousands
		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial assets [line items]
Assets		S/ 314,539	[1]	S/ 233,425	[2]
Liabilities		413,797	[1]	271,326	[2]
Notional amount		15,999,665	[1]	10,800,156	[2]
Notional amount		2,357,967		2,140,011
Effective part recognized in other comprehensive income during the year		81,986		(14,350)
Assets		478,822		161,824
Derivative financial assets		793,361		395,249
Derivative financial liabilities		413,797		271,326
Notional amount		18,357,632		12,940,167
Cross currency swaps Due Jan 2023 [Member]
Disclosure of financial assets [line items]
Assets		0	[1]	0	[2]
Liabilities		92,299	[1]	67,523	[2]
Notional amount		S/ 234,667	[1]	S/ 213,125	[2]
Maturity		January 2023	[1]	January 2023	[2]
Foreign Currency Options [Member]
Disclosure of financial assets [line items]
Assets		S/ 0	[1]	S/ 0	[2]
Liabilities		6	[1]	145	[2]
Notional amount		S/ 1,816	[1]	S/ 22,700	[2]
Maturity		Between Janaury 2022 and June 2022	[1]	Between January 2021 and June 2021	[2]
Cross Currency Swaps Due Jan 2023 [Member]
Disclosure of financial assets [line items]
Notional amount		S/ 1,758,267		S/ 1,596,861
Effective part recognized in other comprehensive income during the year		S/ 37,251		S/ (10,768)
Maturity		January 2023		January 2023
Hedged instruments		Corporate bonds		Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding		Bonds, notes and obligations outstanding
Assets		S/ 343,535		S/ 126,839
Cross Currency Swaps Due Oct 27 [Member]
Disclosure of financial assets [line items]
Notional amount		599,700		543,150
Effective part recognized in other comprehensive income during the year		S/ 44,735		S/ (5,904)
Maturity		October 2027		October 2027
Hedged instruments		Senior bond		Senior bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding		Bonds, notes and obligations outstanding
Assets		S/ 135,287		S/ 34,985
Currency swap contract [member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year	[3]			964
Forward exchange contracts Due Between January 2021 and December 2022 [Member]
Disclosure of financial assets [line items]
Assets	[2]			23,512
Liabilities	[2]			13,935
Notional amount	[2]			S/ 3,661,038
Maturity	[2]			Between January 2021 and December 2022
Interest rate swaps Due Between May 2021 and June 2036 [Member]
Disclosure of financial assets [line items]
Assets	[2]			S/ 140,906
Liabilities	[2]			139,531
Notional amount	[2]			S/ 4,382,535
Maturity	[2]			Between May 2021 and June 2036
Currency swaps Due Between April 2021 and April 2028 [Member]
Disclosure of financial assets [line items]
Assets	[2]			S/ 69,007
Liabilities	[2]			50,192
Notional amount	[2]			S/ 2,520,758
Maturity	[2]			Between April 2021 and April 2028
Currency Swap Contract Period One [Member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year	[3]			S/ 677
Currency Swap Contract Period Two [Member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year	[3]			S/ 681
Forward Exchange Contracts Due Between January 2022 And December 2022 [Member]
Disclosure of financial assets [line items]
Assets	[1]	53,421
Liabilities	[1]	128,250
Notional amount	[1]	S/ 8,631,830
Maturity	[1]	Between January 2022 and December 2022
Interest Rate Swaps Due Between January 2022 And June 2036 [Member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 40,139
Liabilities	[1]	30,325
Notional amount	[1]	S/ 2,969,027
Maturity	[1]	Between January 2022 and June 2036
Currency Swaps Due Between January 2022 And April2028 [Member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 220,979
Liabilities	[1]	162,917
Notional amount	[1]	S/ 4,162,325
Maturity	[1]	Between January 2022 and April 2028

[1]	As of December 31, 2021, 2020 and 2019, the Group recognized losses of S/60,275,000 and for S/39,207,000 and a gain of S/62,183,000, respectively, for valuation of derivative financial instruments held for trading, which were recorded in the caption “Net gain from financial assets at fair value through profit or loss” in the consolidated statement of income.
[2]	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and which have not necessarily resulted in stage transfers during the year.
[3]	As of December 31, 2020, it corresponded to derivative financial instruments whose hedge items were cancelled in 2020.